Concentration of Risks (Tables)	12 Months Ended
Dec. 31, 2025
Concentration of Risks [Abstract]
Schedule of Interest Bearing Borrowing	Interest-bearing borrowing
	December 31,	December 31,
	2024	2025
	%	%
Trust company A	38.7%	52.1%
Trust company B	29.1%	30.6%
Trust company C	26.8%	6.3%

Total	94.6%	89.0%

Schedule of Outstanding Principal Balance of Loans to Borrowers

The trust lending model

	December 31,	December 31,
	2024	2025
	%	%
Sales partners A and B	43.1%	54.1%

The commercial bank partnership model

	December 31,	December 31,
	2024	2025
	%	%
Sales partners A B, and C	67.3%	67.0%

Schedule of Commercial Bank Partnership Model Loans

As of December 31, 2024 and December 31, 2025, Sales Partner A’s Affiliate Financing Guarantee Corporation A held a financial guarantee license and individually provided guarantee services for greater than 90% or more of the total outstanding off-balance under the commercial bank partnership model loans.

	December 31,	December 31,
	2024	2025
	%	%
Financing Guarantee Corporation A	97.2%	97.0%